FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Management (Offshore) LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11215

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
--------------------------------------
(Signature)

White Plains, New York
--------------------------------------
(City, State)

August 13, 2007
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value Total: $52,608 (thousands)

List of Other Included Managers:

         None


                                                            FORM 13F

QTR ENDED: 6/30/07               Name of Reporting Managers: Troob Capital Management (Offshore) LLC           (SEC USE ONLY)

        Item 1:            Item 2:           Item3:   Item 4:          Item 5:       Item 6:   Item 7:             Item 8:
     Name of Issuer     Title of Class       CUSIP  Fair Market Shares or          Investment  Other         Voting Authority
                                                      Value     Principal Sh/ Put/ Discretion Managers
                                                    (x $1000)   Amount    Prn Call                      (a) Sole (b) Shared (c) None
Brunswick Corp                  COM        117043109    53          1,638 SH          Sole                  1,638
Brunswick Corp                  COM        117043909   502          2,995 SH  Calls   Sole                  2,995
CVS/Caremark Corp               COM        126650100  3776        103,584 SH          Sole                103,584
Charter Communications Inc D   CL A        16117M107  2690        664,081 SH          Sole                664,081
Constar International Inc New   COM        21036U107  2811        457,089 SH          Sole                457,089
Domtar Corporation              COM        257559104  3050        273,313 SH          Sole                273,313
Georgia Gulf                    COM        373200953   418          2,320 SH  Puts    Sole                  2,320
Goodyear Tire & Rubber Co.      COM        382550101  4720        135,794 SH          Sole                135,794
Hayz Lemmerz Intl             COM New      420781304  6809      1,272,714 SH          Sole              1,272,714
IShares Russell 2000            COM        464286953  1187          5,335 SH  Puts    Sole                  5,335
IShares Russell 2000            COM        464286953   249            951 SH  Puts    Sole                    951
Movie Gallery                   COM        624581104   235        123,872 SH          Sole                123,872
Nalco Holdings                  COM        62985Q101  4278        155,846 SH          Sole                155,846
Norfolk Southern Corporation    COM        655844108  3899         74,172 SH          Sole                 74,172
Northwest Airlines Corp         COM        667280408  3729        167,986 SH          Sole                167,986
Orbcomm Inc                     COM        68555P100  4257        259,434 SH          Sole                259,434
Orbcomm Inc                     COM        68555P900   874          3,885 SH  Calls   Sole                  3,885
Sally Beauty Holdings           COM        79546E904   230          3,174 SH  Calls   Sole                  3,174
Tenneco                         COM        880349105  3538        100,973 SH          Sole                100,973
Tenneco                         COM        880349905   324            753 SH  Calls   Sole                    753
Time Warner Cable              CL A        88732J108  4752        121,319 SH          Sole                121,319
UAL Corp                        COM        902549957   227          1,540 SH  Puts    Sole                  1,540


                                      Value Total:  52,608

                                       Entry Total:     22